UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  April 24 2001

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $101,014






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3409 72232.37 SH       SOLE                 72232.37
ALCOA INC                      COM              013817101     2508 69760.00 SH       SOLE                 69760.00
AMERICAN INTL GROUP            COM              026874107     4556 56596.00 SH       SOLE                 56596.00
AMGEN INC.                     COM              031162100     3652 60675.00 SH       SOLE                 60675.00
APPLIED MATERIALS INC.         COM              038222105     2191 50362.00 SH       SOLE                 50362.00
AVERY DENNISON                 COM              053611109     3122 60010.00 SH       SOLE                 60010.00
BB&T CORP.                     COM              054937107     3819 108591.00SH       SOLE                108591.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     4241 88630.00 SH       SOLE                 88630.00
BOEING                         COM              097023105     2003 35947.26 SH       SOLE                 35947.26
CINTAS CORP.                   COM              172908105     2492 63215.00 SH       SOLE                 63215.00
CISCO SYSTEMS                  COM              17275R102     1394 88169.00 SH       SOLE                 88169.00
DOLLAR GENERAL                 COM              256669102     2396 117220.00SH       SOLE                117220.00
DOVER CORP.                    COM              260003108     2534 70700.00 SH       SOLE                 70700.00
ECOLAB INC                     COM              278865100     2086 49170.00 SH       SOLE                 49170.00
EMERSON ELECTRIC               COM              291011104     2421 39050.00 SH       SOLE                 39050.00
EXPEDITORS INTL                COM              302130109     3834 76020.00 SH       SOLE                 76020.00
EXXON-MOBIL                    COM              30231G102     3496 43164.00 SH       SOLE                 43164.00
GENERAL ELECTRIC               COM              369604103      507 12106.06 SH       SOLE                 12106.06
GLIATECH INC.                  COM              37929C103      255 120225.00SH       SOLE                120225.00
HARMONIC INC.                  COM              413160102      534 94875.00 SH       SOLE                 94875.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     3425 144575.00SH       SOLE                144575.00
HEWLETT-PACKARD                COM              428236103     2333 74612.07 SH       SOLE                 74612.07
ILLINOIS TOOL WORKS            COM              452308109     2849 50125.00 SH       SOLE                 50125.00
IMATRON INCORPORATED           COM              452906100       71 38100.00 SH       SOLE                 38100.00
INTEL                          COM              458140100     2274 86432.00 SH       SOLE                 86432.00
KEYCORP                        COM              493267108      539 20892.90 SH       SOLE                 20892.90
LEGGETT & PLATT                COM              524660107     1983 103145.00SH       SOLE                103145.00
LEXMARK INTL GROUP INC. - CL A COM              529771107     1787 39260.00 SH       SOLE                 39260.00
MCDONALD'S                     COM              580135101     2455 92459.00 SH       SOLE                 92459.00
MERCK                          COM              589331107      462  6083.04 SH       SOLE                  6083.04
MICROSOFT                      COM              594918104     3059 55927.00 SH       SOLE                 55927.00
NORTEL NETWORKS CORP           COM              656568102     1174 83525.00 SH       SOLE                 83525.00
PARAMETRIC TECHNOLOGY          COM              699173100      942 104000.00SH       SOLE                104000.00
PEPSICO                        COM              713448108     3287 74800.00 SH       SOLE                 74800.00
PFIZER                         COM              717081103     3906 95388.00 SH       SOLE                 95388.00
PROCTER & GAMBLE               COM              742718109     2499 39915.00 SH       SOLE                 39915.00
ROYAL DUTCH PETROLEUM          COM              780257804     2828 51015.00 SH       SOLE                 51015.00
SBC COMMUNICATIONS             COM              78387G103     2161 48421.00 SH       SOLE                 48421.00
SCHERING-PLOUGH                COM              806605101     2632 72064.00 SH       SOLE                 72064.00
SOVEREIGN BANCORP              COM              845905108     1644 194071.00SH       SOLE                194071.00
WALGREEN                       COM              931422109      514 12602.90 SH       SOLE                 12602.90
WATSON PHARMACEUTICALS         COM              942683103     3933 74770.00 SH       SOLE                 74770.00
WELLS FARGO COMPANY            COM              949746101     2807 56740.00 SH       SOLE                 56740.00